Long-Term Debt - Schedule of Debt Composition (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Proforma Debt Instrument [Line Items]
Long-term debt	$ 28,599	$ 38,906
Less: current maturities	11,330	10,957
Long-term debt Net	17,269	27,949
New York [Member]
Proforma Debt Instrument [Line Items]
Mortgage loan	7,552	8,309
Loans from institutional investors and bonds [Member]
Proforma Debt Instrument [Line Items]
Long-term debt	$ 21,047	$ 30,597